UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6670

CREDIT SUISSE INSTITUTIONAL FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:       October 31st

Date of reporting period:    May 1, 2004 to July 31, 2004

Item 1:                    Schedule of Investments

Credit Suisse Institutional Fund, Inc. - Large Cap Value Portfolio

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.5%)
Aerospace & Defense (6.0%)
Boeing Co.	7,700	$390,775
Lockheed Martin Corp.	12,700	672,973
United Technologies Corp.	6,800	635,800
		1,699,548

Auto Components (3.2%)
Johnson Controls, Inc.	7,600	429,020
Lear Corp.	8,700	479,631
		908,651

Banks (12.1%)
Bank of America Corp.	17,700	1,504,677
Fifth Third Bancorp	5,500	271,480
Wachovia Corp.	15,600	691,236
Washington Mutual, Inc.	5,600	217,280
Wells Fargo & Co.	13,300	763,553
		3,448,226

Building Products (2.4%)
American Standard Companies, Inc.*	18,300	693,387

Chemicals (3.3%)
Du Pont (E. I.) de Nemours & Co.	14,600	625,902
PPG Industries, Inc.	5,500	324,225
		950,127

Commercial Services & Supplies (1.0%)
Cendant Corp.	12,100	276,848

Computers & Peripherals (2.9%)
Hewlett-Packard Co.	26,344	530,831
International Business Machines Corp.	3,400	296,038
		826,869

Diversified Financials (4.0%)
Lehman Brothers Holdings, Inc.	5,800	406,580
Morgan Stanley	5,300	261,449
State Street Corp.	11,000	470,910
		1,138,939

Diversified Telecommunication Services (3.8%)
ALLTEL Corp.	6,600	343,200
BellSouth Corp.	11,900	322,371
Verizon Communications, Inc.	10,900	420,086
		1,085,657

Electric Utilities (2.4%)
Calpine Corp.*§	109,500	422,670
Progress Energy, Inc.§	6,500	273,910
		696,580

Electrical Equipment (1.0%)
Emerson Electric Co.	4,800	291,360

	Number of Shares	Value

Energy Equipment & Services (2.3%)
BJ Services Co.	6,800	337,688
Weatherford International, Ltd.*§	6,500	304,070
		641,758

Food Products (3.1%)
Dean Foods Co.*	9,800	362,404
General Mills, Inc.	11,300	507,370
		869,774

Healthcare Providers & Services (1.9%)
Aetna, Inc.	4,000	343,200
Cardinal Health, Inc.	4,500	200,250
		543,450

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	10,900	299,750

Household Durables (1.3%)
Newell Rubbermaid, Inc.	17,700	382,320

Industrial Conglomerates (4.6%)
Textron, Inc.	7,500	459,750
Tyco International, Ltd.	27,300	846,300
		1,306,050

Insurance (8.4%)
Allstate Corp.	9,000	423,720
Hartford Financial Services Group, Inc.	12,200	794,220
Prudential Financial, Inc.	13,200	614,592
St. Paul Companies, Inc.	15,000	556,050
		2,388,582

Machinery (3.8%)
Eaton Corp.	10,600	685,184
ITT Industries, Inc.	5,000	399,750
		1,084,934

Media (4.3%)
Comcast Corp. Special Class A*	10,100	270,680
Gannett Company, Inc.	3,900	324,246
Tribune Co.	5,800	246,210
Viacom, Inc. Class B	11,600	389,644
		1,230,780

Oil & Gas (11.8%)
Apache Corp.	8,000	372,240
Burlington Resources, Inc.	8,100	309,177
ConocoPhillips	11,800	929,486
Exxon Mobil Corp.	15,100	699,130
Marathon Oil Corp.	8,400	316,428
Murphy Oil Corp.§	5,000	386,700
Royal Dutch Petroleum Co. NY Shares§	6,500	326,950
		3,340,111

Paper & Forest Products (2.3%)
MeadWestvaco Corp.	21,500	641,990

	Number of Shares	Value

Pharmaceuticals (5.7%)
Abbott Laboratories	7,400	291,190
Johnson & Johnson	11,300	624,551
Pfizer, Inc.	11,980	382,881
Schering-Plough Corp.	15,800	307,468
		1,606,090

Road & Rail (3.0%)
Burlington Northern Santa Fe Corp.	23,700	840,876

Specialty Retail (1.0%)
TJX Companies, Inc.	12,000	281,640

Tobacco (1.8%)
Altria Group, Inc.	10,700	509,320

TOTAL COMMON STOCKS (Cost $25,379,048)		27,983,617

SHORT-TERM INVESTMENT (5.4%)
State Street Navigator Prime Fund§§ (Cost $1,539,830)	1,539,830	1,539,830

	Par (000)
SHORT-TERM INVESTMENT (1.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $414,000)	$414	414,000

TOTAL INVESTMENTS AT VALUE (105.3%) (Cost $27,332,878)		29,937,447

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.3%)		(1,515,467)

NET ASSETS (100.0%)		$28,421,980

*                             Non-income producing security.

§                             Security or portion thereof is out on loan.

§§                      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July, 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $27,332,878, $3,632,067, $(1,027,498) and $2,604,569, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Small Cap Growth Portfolio

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (91.0%)
Aerospace & Defense (0.6%)
KVH Industries, Inc.*§	800	$6,472

Agriculture (1.1%)
Delta and Pine Land Co.	500	11,225

Banks (0.9%)
Boston Private Financial Holdings, Inc.§	400	9,284

Biotechnology (1.2%)
Nabi Biopharmaceuticals*	1,100	12,705

Building Products (0.8%)
Griffon Corp.*	400	8,388

Commercial Services & Supplies (0.3%)
Universal Technical Institute, Inc.*	100	3,270

Communications Equipment (2.1%)
InterDigital Communications Corp.*	700	13,468
Polycom, Inc.*	400	7,712
		21,180

Computers & Peripherals (1.4%)
Avid Technology, Inc.*	300	14,022

Containers & Packaging (1.0%)
Crown Holdings, Inc.*	1,000	10,140

Diversified Financials (5.0%)
Affiliated Managers Group, Inc.*§	250	11,477
eSPEED, Inc. Class A*	800	8,616
Jefferies Group, Inc.	400	12,536
Piper Jaffray Companies, Inc.*§	200	8,150
Raymond James Financial, Inc.	450	10,517
		51,296

Energy Equipment & Services (4.0%)
FMC Technologies, Inc.*	500	15,000
Grey Wolf, Inc.*§	3,100	13,919
Newpark Resources, Inc.*§	1,900	11,590
		40,509

Food Products (2.6%)
American Italian Pasta Co. Class A§	200	5,882
Hain Celestial Group, Inc.*	600	9,918
John B. Sanfilippo & Son, Inc.*§	400	10,620
		26,420

Healthcare Equipment & Supplies (6.4%)
Align Technology, Inc.*§	600	10,308
American Medical Systems Holdings, Inc.*	400	12,728
I-Flow Corp.*	800	10,224
Kyphon, Inc.*§	300	8,109
SonoSite, Inc.*§	500	11,390
Wilson Greatbatch Technologies, Inc.*§	200	4,380
Wright Medical Group, Inc.*	300	8,289
		65,428

	Number of Shares	Value

Healthcare Providers & Services (8.1%)
Accredo Health, Inc.*§	300	9,720
AMERIGROUP Corp.*§	300	14,388
Centene Corp.*§	300	11,700
Gentiva Health Services, Inc.*	600	9,126
Kindred Healthcare, Inc.*§	500	12,125
Psychiatric Solutions, Inc.*	600	15,306
United Surgical Partners International, Inc.*§	300	10,572
		82,937

Hotels, Restaurants & Leisure (2.1%)
Carmike Cinemas, Inc.*	300	10,260
Panera Bread Co. Class A*§	300	11,067
		21,327

Insurance (2.9%)
Direct General Corp.	300	8,922
Platinum Underwriters Holdings, Ltd.	400	11,132
U.S.I. Holdings Corp.*§	700	9,800
		29,854

Internet & Catalog Retail (1.6%)
Coldwater Creek, Inc.*	300	5,646
J. Jill Group, Inc.*	600	11,142
		16,788

Internet Software & Services (7.6%)
24/7 Real Media, Inc.*§	1,100	4,191
Ask Jeeves, Inc.*§	500	14,540
Chordiant Software, Inc.*	2,700	8,370
Digitas, Inc.*§	1,300	8,697
FileNET Corp.*§	400	7,600
MatrixOne, Inc.*§	2,300	14,628
Openwave Systems, Inc.*§	1,233	14,019
webMethods, Inc.*§	1,200	5,724
		77,769

Leisure Equipment & Products (0.6%)
RC2 Corp.*	200	6,280

Media (4.1%)
aQuantive, Inc.*§	1,100	9,394
Cumulus Media, Inc. Class A*§	1,000	14,680
Emmis Communications Corp. Class A*§	900	17,748
		41,822

Metals & Mining (1.0%)
GrafTech International, Ltd.*§	900	9,927

Oil & Gas (4.4%)
Denbury Resources, Inc.*	600	13,110
Houston Exploration Co.*	200	10,800
Remington Oil & Gas Corp.*	500	11,825
Stone Energy Corp.*	200	9,048
		44,783

	Number of Shares	Value

Pharmaceuticals (5.1%)
Angiotech Pharmaceuticals, Inc.*	600	10,572
Inspire Phamaceuticals, Inc.*	600	7,854
K-V Pharmaceutical Co. Class A*§	100	1,741
Mannkind Corp.*	100	1,415
Medicines Co.*§	400	10,584
Medicis Pharmaceutical Corp. Class A§	300	10,731
Sepracor, Inc.*§	200	9,194
		52,091

Semiconductor Equipment & Products (8.4%)
Actel Corp.*	600	9,012
Artisan Components, Inc.*	700	17,031
Asyst Technologies, Inc.*§	1,600	9,264
Axcelis Technologies, Inc.*§	600	5,598
Cymer, Inc.*§	300	8,592
Entegris, Inc.*§	800	7,120
MKS Instruments, Inc.*§	600	8,832
Tessera Technologies, Inc.*	800	13,920
Varian Semiconductor Equipment Associates, Inc.*	200	5,974
		85,343

Software (8.6%)
Activision, Inc.*§	900	13,185
Agile Software Corp.*§	1,400	10,416
Hyperion Solutions Corp.*	300	12,306
Informatica Corp.*§	1,000	6,070
Quest Software, Inc.*§	700	8,442
Radiant Systems, Inc.*	1,050	4,211
Take-Two Interactive Software, Inc.*§	400	12,528
THQ, Inc.*§	600	11,430
TIBCO Software, Inc.*§	1,300	9,191
		87,779

Specialty Retail (5.7%)
Aeropostale, Inc.*	300	9,144
Cost Plus, Inc.*§	400	13,384
Guitar Center, Inc.*	300	13,485
Gymboree Corp.*	700	11,081
Linens ‘n Things, Inc.*	400	10,648
		57,742

Textiles & Apparel (3.4%)
Deckers Outdoor Corp.*§	400	11,700
K-Swiss, Inc. Class A§	600	10,800
Tommy Hilfiger Corp.*	900	12,600
		35,100

TOTAL COMMON STOCKS (Cost $864,238)		929,881

PREFERRED STOCKS (0.4%)
Internet Software & Services (0.4%)
Planetweb, Inc.*†† (Cost $898,389)	165,400	3,854

	Number of Shares	Value

WARRANTS (0.0%)
Electronic Equipment & Instruments (0.0%)
APW, Ltd. expires 7/31/09*^ (Cost $0)	45	0

SHORT-TERM INVESTMENT (24.9%)
State Street Navigator Prime Fund§§ (Cost $255,185)	255,185	255,185

TOTAL INVESTMENTS AT VALUE (116.3%) (Cost $2,017,812)		1,188,920

LIABILITIES IN EXCESS OF OTHER ASSETS (-16.3%)		(166,797)

NET ASSETS (100.0%)		$1,022,123

*                 Non-income producing security.

^                  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

††            Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of July 31, 2004, value per share of such security and percentage of net assets that the security represents.  The final column represents the distributions received from each investment.  The final column represents the distributions received from each investment.  The Fund does not have the right to demand that such securities be registered.

Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage Of Net Asset Value	Distributions Received
Planetweb, Inc.	165,400	9/8/00	$898,389	$3,854	$.02330	0.37%	–

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $2,017,812, $126,872, $(955,764) and $(828,892), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Select Equity Portfolio

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.7%)
Aerospace & Defense (4.4%)
Lockheed Martin Corp.	9,300	$492,807
United Technologies Corp.	2,700	252,450
		745,257

Banks (8.0%)
Bank of America Corp.	3,200	272,032
Bank of New York Company, Inc.	16,200	465,426
Fifth Third Bancorp	3,000	148,080
Northern Trust Corp.	3,600	144,468
Wachovia Corp.	7,500	332,325
		1,362,331

Beverages (1.6%)
Anheuser-Busch Companies, Inc.	5,200	269,880

Biotechnology (1.0%)
Amgen, Inc.*	2,900	164,952

Building Products (1.5%)
American Standard Companies, Inc.*§	6,900	261,441

Chemicals (6.3%)
Du Pont (E. I.) de Nemours & Co.	13,000	557,310
PPG Industries, Inc.	8,800	518,760
		1,076,070

Commercial Services & Supplies (5.6%)
Cendant Corp.	25,600	585,728
Cintas Corp.	4,000	167,840
Monster Worldwide, Inc.*§	8,500	187,765
		941,333

Communications Equipment (1.8%)
Cisco Systems, Inc.*	14,400	300,384

Computers & Peripherals (1.0%)
Network Appliance, Inc.*	9,000	173,790

Diversified Financials (4.8%)
Citigroup, Inc.	8,949	394,561
State Street Corp.	9,700	415,257
		809,818

Food & Drug Retailing (3.6%)
Albertson’s, Inc.§	6,900	168,291
CVS Corp.	10,700	448,009
		616,300

Food Products (1.9%)
Dean Foods Co.*	3,500	129,430
Kellogg Co.	4,500	187,470
		316,900

Healthcare Equipment & Supplies (2.6%)
Medtronic, Inc.	8,800	437,096

	Number of Shares	Value

Healthcare Providers & Services (2.1%)
UnitedHealth Group, Inc.	5,800	364,820

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	6,700	184,250

Household Durables (3.6%)
Black & Decker Corp.§	3,300	230,703
Newell Rubbermaid, Inc.	17,200	371,520
		602,223

Industrial Conglomerates (6.6%)
General Electric Co.	16,300	541,975
Honeywell International, Inc.	4,900	184,289
Tyco International, Ltd.	12,400	384,400
		1,110,664

Insurance (5.5%)
Allstate Corp.	7,600	357,808
Prudential Financial, Inc.	12,300	572,688
		930,496

Machinery (1.7%)
Caterpillar, Inc.	3,900	286,611

Media (7.5%)
DIRECTV Group, Inc.*	8,455	137,056
Gannett Company, Inc.	4,800	399,072
Tribune Co.§	10,600	449,970
Viacom, Inc. Class B	8,700	292,233
		1,278,331

Multiline Retail (5.4%)
J.C. Penney Company, Inc.	10,100	404,000
Nordstrom, Inc.§	6,400	280,960
Wal-Mart Stores, Inc.	4,500	238,545
		923,505

Oil & Gas (3.7%)
Exxon Mobil Corp.	13,600	629,680

Paper & Forest Products (2.1%)
International Paper Co.	4,100	177,243
MeadWestvaco Corp.	6,000	179,160
		356,403

Personal Products (1.3%)
Avon Products, Inc.	5,200	223,652

Pharmaceuticals (2.8%)
Abbott Laboratories	6,400	251,840
Eli Lilly & Co.	3,400	216,648
		468,488

Semiconductor Equipment & Products (1.7%)
Applied Materials, Inc.*	4,500	76,365
Intel Corp.	8,400	204,792
		281,157

	Number of Shares	Value

Software (7.1%)
Adobe Systems, Inc.	4,700	198,246
Electronic Arts, Inc.*	3,400	170,442
Microsoft Corp.	22,424	638,187
VERITAS Software Corp.*	9,900	188,694
		1,195,569

Specialty Retail (1.4%)
Best Buy Company, Inc.	4,900	235,984

TOTAL COMMON STOCKS (Cost $15,486,155)		16,547,385

SHORT-TERM INVESTMENT (4.2%)
State Street Navigator Prime Fund§§ (Cost $717,800)	717,800	717,800

	Par (000)
SHORT-TERM INVESTMENT (7.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $1,228,000)	$1,228	1,228,000

TOTAL INVESTMENTS AT VALUE (109.2%) (Cost $17,431,955)		18,493,185

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.2%)		(1,558,167)

NET ASSETS (100.0%)		$16,935,018

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $17,431,955, $1,512,017, $(450,787) and $1,061,230, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Capital Appreciation Portfolio

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.9%)
Aerospace & Defense (1.8%)
United Technologies Corp.	1,000	$93,500

Auto Components (1.1%)
Autoliv, Inc.	1,300	54,717

Beverages (1.3%)
Coca-Cola Co.	1,500	65,790

Biotechnology (8.7%)
Amgen, Inc.*	1,200	68,256
Biogen Idec, Inc.*	1,000	60,000
Genentech, Inc.*	2,700	131,436
Genzyme Corp.*	1,500	76,920
Gilead Sciences, Inc.*	1,700	109,888
		446,500

Chemicals (2.0%)
Dow Chemical Co.	1,100	43,879
Du Pont (E. I.) de Nemours & Co.	1,400	60,018
		103,897

Commercial Services & Supplies (5.0%)
Apollo Group, Inc. Class A*	1,200	100,260
Automatic Data Processing, Inc.	3,700	155,326
		255,586

Communications Equipment (8.3%)
Avaya, Inc.*	3,500	51,275
Cisco Systems, Inc.*	6,400	133,504
Comverse Technology, Inc.*	2,300	39,238
Corning, Inc.*	8,600	106,296
Motorola, Inc.	6,200	98,766
		429,079

Computers & Peripherals (2.3%)
Dell, Inc.*	1,600	56,752
EMC Corp.*	5,800	63,626
		120,378

Diversified Financials (3.8%)
Capital One Financial Corp.	2,000	138,640
Countrywide Financial Corp.	800	57,680
		196,320

Energy Equipment & Services (1.5%)
BJ Services Co.*	1,500	74,490

Food Products (2.1%)
Dean Foods Co.*	1,500	55,470
Sara Lee Corp.	2,300	50,508
		105,978

Healthcare Equipment & Supplies (3.7%)
Guidant Corp.	1,200	66,384
St. Jude Medical, Inc.*	1,800	122,634
		189,018

	Number of Shares	Value

Healthcare Providers & Services (2.8%)
Anthem, Inc.*§	800	65,976
Caremark Rx, Inc.*	2,500	76,250
		142,226

Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.*§	2,900	136,184

Industrial Conglomerates (6.2%)
General Electric Co.	5,000	166,250
Tyco International, Ltd.	5,000	155,000
		321,250

Internet & Catalog Retail (2.1%)
eBay, Inc.*	1,400	109,662

Internet Software & Services (5.2%)
InterActiveCorp*	3,300	90,090
VeriSign, Inc.*	2,900	50,779
Yahoo!, Inc.*	4,200	129,360
		270,229

Machinery (3.5%)
Caterpillar, Inc.	400	29,396
Danaher Corp.	2,500	126,625
Deere & Co.	400	25,124
		181,145

Media (6.8%)
E.W. Scripps Co. Class A§	700	71,694
News Corporation, Ltd. ADR	1,677	53,278
Time Warner, Inc.*	6,400	106,560
Viacom, Inc. Class B	3,500	117,565
		349,097

Multiline Retail (1.0%)
Wal-Mart Stores, Inc.	1,000	53,010

Oil & Gas (2.1%)
XTO Energy, Inc.	3,525	105,398

Personal Products (2.4%)
Avon Products, Inc.	1,400	60,214
Estee Lauder Companies, Inc. Class A	1,400	61,460
		121,674

Pharmaceuticals (8.8%)
Allergan, Inc.	700	52,948
Eli Lilly & Co.	1,400	89,208
Pfizer, Inc.	3,400	108,664
Sepracor, Inc.*§	1,800	82,746
Teva Pharmaceutical Industries, Ltd. ADR§	2,800	82,880
Watson Pharmaceuticals, Inc.*	1,500	37,815
		454,261

	Number of Shares	Value

Semiconductor Equipment & Products (4.5%)
Analog Devices, Inc.	1,900	75,430
Applied Materials, Inc.*	3,300	56,001
Intel Corp.	3,300	80,454
KLA-Tencor Corp.*	500	20,605
		232,490

Software (4.1%)
Microsoft Corp.	7,500	213,450

Specialty Retail (4.2%)
Best Buy Company, Inc.	1,000	48,160
The Gap, Inc.	4,800	108,960
TJX Companies, Inc.	2,500	58,675
		215,795

TOTAL COMMON STOCKS (Cost $4,384,392)		5,041,124

SHORT-TERM INVESTMENT (5.6%)
State Street Navigator Prime Fund§§ (Cost $290,962)	290,962	290,962

	Par (000)
SHORT-TERM INVESTMENT (2.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $110,000)	$110	110,000

TOTAL INVESTMENTS AT VALUE (105.6%) (Cost $4,785,354)		5,442,086

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.6%)		(290,072)

NET ASSETS (100.0%)		$5,152,014

INVESTMENT ABBREVIATIONS

  ADR = American Depositary Receipt

*                    Non-income producing security.

§                    Security or portion thereof is out on loan.

§§             Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $4,785,354, $809,239, $(152,507) and $656,732, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Harbinger Portfolio

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (62.1%)
Commercial Services & Supplies (1.3%)
Monster Worldwide, Inc.*	1,700	$37,553

Communications Equipment (2.0%)
Avaya, Inc.*§	4,200	61,530

Construction & Engineering (1.2%)
Infrasource Services, Inc.*	3,400	35,020

Diversified Financials (8.4%)
Affiliated Managers Group, Inc.*§	950	43,615
E*TRADE Financial Corp.*	11,400	126,198
Franklin Resources, Inc.	1,700	82,025
		251,838

Electronic Equipment & Instruments (0.5%)
Sanmina-SCI Corp.*§	2,200	16,148

Healthcare Equipment & Supplies (1.2%)
American Medical Systems Holdings, Inc.*§	1,100	35,002

Healthcare Providers & Services (12.8%)
Accredo Health, Inc.*§	1,700	55,080
Centene Corp.*§	1,750	68,250
Pediatrix Medical Group, Inc.*§	1,300	82,212
Triad Hospitals, Inc.*§	3,100	105,586
United Surgical Partners International, Inc.*§	2,100	74,004
		385,132

Hotels, Restaurants & Leisure (1.5%)
Panera Bread Co. Class A*§	1,200	44,268

Internet Software & Services (7.8%)
Ask Jeeves, Inc.*§	1,300	37,804
Check Point Software Technologies, Ltd.*§	3,400	67,626
Corillian Corp.*§	11,600	57,420
Digitas, Inc.*§	2,800	18,732
Openwave Systems, Inc.*§	4,700	53,439
		235,021

Media (6.7%)
Clear Channel Communications, Inc.	1,400	49,980
Netflix, Inc.*§	3,500	71,750
Radio One, Inc. Class A*	2,600	40,170
Univision Communications, Inc. Class A*§	1,400	40,558
		202,458

Oil & Gas (4.6%)
Denbury Resources, Inc.*	2,300	50,255
Newfield Exploration Co.*	1,500	88,605
		138,860

Pharmaceuticals (2.1%)
Sepracor, Inc.*§	1,400	64,358

	Number of Shares	Value

Semiconductor Equipment & Products (5.8%)
Artisan Components, Inc.*§	1,200	29,196
Integrated Circuit Systems, Inc.*	1,600	38,272
Lam Research Corp.*§	2,800	66,780
Tessera Technologies, Inc.*§	2,300	40,020
		174,268

Software (2.8%)
Activision, Inc.*	2,000	29,300
Lawson Software, Inc.*§	7,800	55,380
		84,680

Specialty Retail (3.4%)
Aeropostale, Inc.*	1,350	41,148
Hot Topic, Inc.*§	3,750	59,700
		100,848

TOTAL COMMON STOCKS (Cost $1,641,608)		1,866,984

SHORT-TERM INVESTMENT (16.6%)
State Street Navigator Prime Fund§§ (Cost $500,497)	500,497	500,497

	Par (000)
SHORT-TERM INVESTMENTS (4.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $134,000)	$134	134,000

TOTAL INVESTMENTS AT VALUE (83.2%) (Cost $2,276,105)		2,501,481

OTHER ASSETS IN EXCESS OF LIABILITIES (16.8%)		504,021

NET ASSETS (100.0%)		$3,005,502

*                             Non-income producing security.

§                             Security or portion thereof is out on loan.

§§                      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $2,276,105, $319,852, $(94,476) and $225,376, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Investment Grade Fixed Income Portfolio

Schedule of Investments

July 31, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (22.9%)
Aerospace & Defense (0.7%)
$65	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	$72,080

Automobile Manufacturers (0.1%)
10	General Motors Corp., Global Debentures §	(BBB , Baa1)	07/15/33	8.375	10,484

Banks (0.6%)
25	Popular N.A., Inc., Company Guaranteed Notes	(BBB+ , A3)	06/30/09	4.700	25,219
35	Wachovia Corp., Global Subordinated Notes	(A- , A1)	08/01/14	5.250	34,611
					59,830

Building Materials (0.3%)
25	American Standard, Inc., Company Guaranteed Notes	(BBB- , Ba2)	02/15/10	7.625	27,937

Commercial Services (0.6%)
45	Cendant Corp., Units	(BBB , Baa1)	08/17/06	4.890	45,745
15	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	15,872
					61,617

Cosmetics/Personal Care (0.4%)
45	Procter & Gamble Co., Bonds	(AA- , Aa3)	02/01/34	5.500	43,318

Diversified Financials (6.1%)
40	FMR Corp., Rule 144A, Notes ‡	(AA , Aa3)	03/01/13	4.750	39,085
40	Ford Motor Credit Co., Global Notes	(BBB- , A3)	02/01/06	6.875	41,981
80	Ford Motor Credit Co., Global Notes §	(BBB- , A3)	10/01/13	7.000	81,565
50	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	53,465
25	General Motors Acceptance Corp., Global Bonds	(BBB , A3)	11/01/31	8.000	25,457
55	General Motors Acceptance Corp., Series MTN, Notes	(BBB , A3)	12/10/07	4.375	54,590
25	Goldman Sachs Group, Inc., Global Bonds	(A+ , Aa3)	01/15/11	6.875	27,700
55	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	54,700
25	Household Finance Corp., Global Notes	(A , A1)	07/15/10	8.000	29,190
35	MBNA America Bank, Rule 144A, Subordinated Notes ‡	(BBB , Baa2)	03/15/08	6.750	38,582
60	Merrill Lynch & Company, Inc., Notes	(A+ , Aa3)	07/15/14	5.450	59,976
35	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	32,755
60	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	59,379
10	Textron Financial Corp., Global Notes	(A- , A3)	06/01/07	5.875	10,646
					609,071

Electric (2.9%)
40	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	42,031
40	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	41,305
10	Detroit Edison Co., First Mortgage Notes	(A- , A3)	08/01/14	5.400	10,076
20	Dominion Resources, Inc., Series B, Global Senior Notes	(BBB+ , Baa1)	07/15/05	7.625	20,967
25	Duke Energy Corp., First Mortgage Notes	(BBB+ , A3)	10/01/15	5.300	24,809
30	FirstEnergy Corp., Series C, Global Notes	(BB+ , Baa3)	11/15/31	7.375	32,517
10	FPL Group Capital, Inc., Company Guaranteed Notes	(A- , A2)	09/15/06	7.625	10,904
60	FPL Group Capital, Inc., Notes	(A- , A2)	04/11/06	3.250	60,354
20	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa2)	03/01/34	6.050	19,332
30	Pinnacle West Capital Corp., Senior Notes (Callable 11/01/04 @ $100.00) #	(BBB- , Baa2)	11/01/05	1.979	30,044
					292,339

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Environmental Control (0.7%)
10	Waste Management, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	11,647
50	Waste Management, Inc., Senior Notes	(BBB , Baa3)	08/01/10	7.375	56,674
					68,321

Food (0.7%)
30	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/11	6.750	33,164
30	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/30	8.250	37,196
					70,360

Gas (0.4%)
35	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	36,726

Insurance (3.3%)
30	ACE INA Holdings, Inc., Notes	(BBB+ , A3)	06/15/14	5.875	30,753
80	American International Group, Inc., Global Notes #	(AAA , Aaa)	05/15/13	4.250	75,032
35	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes ‡	(A- , A3)	08/25/07	6.850	38,346
60	Genworth Financial, Inc., Notes	(A , A2)	06/15/14	5.750	61,487
65	MetLife, Inc., Senior Notes	(A , A2)	11/24/13	5.000	63,802
70	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	67,447
					336,867

Media (2.6%)
16	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	03/15/13	8.375	18,999
55	Comcast Cable Communications, Inc., Senior Notes	(BBB , Baa3)	01/30/11	6.750	59,988
15	Cox Communications, Inc., Notes	(BBB , Baa2)	06/15/05	6.875	15,514
40	Liberty Media Corp., Global Senior Notes #	(BBB- , Baa3)	09/17/06	3.020	40,617
30	News America Holdings, Inc., Company Guaranteed Notes §	(BBB- , Baa3)	02/01/13	9.250	37,993
35	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	39,986
35	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	38,621
5	Time Warner, Inc., Global Notes	(BBB+ , Baa1)	05/01/12	6.875	5,458
					257,176

Mining (0.2%)
25	Phelps Dodge Corp., Bonds	(BBB- , Baa3)	03/15/34	6.125	23,569

Miscellaneous Manufacturing (0.5%)
50	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	49,983

Oil & Gas (0.9%)
25	Pemex Project Funding Master Trust, Rule 144A, Notes ‡ #	(BBB- , Baa1)	06/15/10	2.820	25,375
30	Phillips Petroleum Co., Global Notes	(A- , A3)	05/25/05	8.500	31,495
40	SEACOR Holdings, Inc., Notes	(BBB , Baa3)	10/01/12	5.875	38,542
					95,412

Retail (0.7%)
15	May Department Stores Co., Rule 144A, Notes ‡ §	(BBB , Baa2)	07/15/14	5.750	15,084
50	Target Corp., Notes	(A+ , A2)	08/15/10	7.500	57,920
					73,004

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Telecommunications (1.2%)
10	AT&T Wireless Services, Inc., Global Senior Notes	(BBB , Baa2)	03/01/31	8.750	12,484
55	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	66,842
40	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	41,800
					121,126

TOTAL CORPORATE BONDS (Cost $2,297,468)					2,309,220

ASSET BACKED SECURITIES (17.1%)
$30	Aesop Funding II LLC, Series 2003-2A, Class A2 #	(AAA , Aaa)	06/20/07	1.670	30,083
67	Ameriquest Mortgage Securities, Inc., Series 2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	1.800	67,444
110	Bank One Issuance Trust, Series 2002-A1, Class A1 #	(AAA , Aaa)	01/15/10	1.490	110,245
68	Capital Auto Receivables Asset Trust, Series 2002-5, Class A3B	(AAA , Aaa)	04/17/06	2.300	68,317
100	Carmax Auto Owner Trust, Series 2001-2, Class A4 #	(AAA , Aaa)	12/15/06	3.940	101,002
52	Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1 #	(AAA , Aaa)	03/25/33	1.850	51,828
48	Countrywide Home Equity Loan Trust, Series 2002-C, Class A #	(AAA , Aaa)	05/15/28	1.620	47,610
75	DaimlerChrysler Auto Trust, Series 2004-B, Class A4	(AAA , Aaa)	10/08/09	3.710	74,871
125	First USA Credit Card Master Trust, Series 2001-1, Class A #	(AAA , Aaa)	09/19/08	1.560	125,330
100	Ford Credit Auto Owner Trust, Series 2003-A, Class A4B #	(AAA , Aaa)	06/15/07	1.470	100,078
33	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A #	(AAA , Aaa)	04/15/29	1.650	32,567
50	Honda Auto Receivables Owner Trust, Series 2003-1, Class A4	(AAA , Aaa)	07/18/08	2.480	49,539
125	MBNA Credit Card Master Note Trust, Series 2002-A4, Class A4 #	(AAA , Aaa)	08/17/09	1.490	125,299
120	MBNA Master Credit Card Trust, Series 1996-G, Class A #	(AAA , Aaa)	12/15/08	1.560	120,421
100	MBNA Master Credit Card Trust, Series 1997-J, Class A #, §	(AAA , Aaa)	02/15/07	1.500	100,072
150	MBNA Master Credit Card Trust, Series 1998-G, Class A #	(AAA , Aaa)	02/17/09	1.510	150,403
110	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI2	(AAA , Aaa)	03/25/29	3.380	110,378
80	SLM Student Loan Trust, Series 2000-1, Class A2L #	(AAA , Aaa)	01/25/13	1.840	80,627
125	SLM Student Loan Trust, Series 2003-1, Class A2 #	(AAA , Aaa)	06/17/13	1.560	125,057
24	SLM Student Loan Trust, Series 2003-8, Class A1 #	(AAA , Aaa)	06/16/08	1.530	23,580
29	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB , Baa1)	02/07/15	6.970	29,431
TOTAL ASSET BACKED SECURITIES (Cost $1,724,534)					1,724,182

MORTGAGE-BACKED SECURITIES (52.5%)
$70	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP6, Class A2	(AAA , Aaa)	10/15/36	6.460	76,323
110	Fannie Mae Global Bonds §	(AAA , Aaa)	11/15/30	6.625	123,358
205	Fannie Mae Global Notes §	(AAA , Aaa)	06/15/06	2.500	203,911
135	Fannie Mae Global Notes §	(AAA , Aaa)	11/15/10	6.625	151,251
95	Fannie Mae Global Subordinated Notes §	(AAA , Aaa)	01/02/14	5.125	93,901

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

97	Fannie Mae Pool #254372	(AAA , Aaa)	07/01/17	6.000	101,309
154	Fannie Mae Pool #703443	(AAA , Aaa)	05/01/18	5.000	155,878
158	Fannie Mae Pool #703444	(AAA , Aaa)	05/01/18	5.000	159,000
58	Fannie Mae Pool #721796	(AAA , Aaa)	06/01/18	4.500	56,908
132	Fannie Mae Pool #725248	(AAA , Aaa)	03/01/34	5.000	128,511
94	Fannie Mae Pool #725277	(AAA , Aaa)	03/01/19	4.500	92,638
122	Fannie Mae Pool #733035	(AAA , Aaa)	08/01/33	4.500	115,772
41	Fannie Mae Pool #741351	(AAA , Aaa)	12/01/33	5.500	41,708
52	Fannie Mae Pool #741384	(AAA , Aaa)	09/01/18	4.000	49,516
187	Fannie Mae Pool #743305	(AAA , Aaa)	10/01/33	6.000	192,042
110	Fannie Mae Pool #743466	(AAA , Aaa)	10/01/33	6.000	113,423
59	Fannie Mae Pool #750536	(AAA , Aaa)	01/01/34	5.500	58,829
186	Fannie Mae Pool #753933	(AAA , Aaa)	12/01/33	6.000	190,809
169	Fannie Mae Pool #754264	(AAA , Aaa)	12/01/33	6.000	173,728
37	Fannie Mae Pool #757490	(AAA , Aaa)	01/01/34	5.500	37,445
72	Fannie Mae Pool #759766	(AAA , Aaa)	02/01/34	5.500	72,649
88	Fannie Mae Pool #763676	(AAA , Aaa)	01/01/34	5.500	88,932
210	Federal Home Loan Bank Global Bonds	(AAA , Aaa)	04/15/09	3.000	200,620
150	Federal Home Loan Bank Global Bonds §	(AAA , Aaa)	06/18/14	5.250	152,969
195	FNMA TBA	(AAA , Aaa)	08/02/19	5.500	200,302
530	FNMA TBA	(AAA , Aaa)	08/02/34	5.500	531,490
385	FNMA TBA	(AAA , Aaa)	08/02/34	6.500	401,844
55	Freddie Mac Global Notes	(AAA , Aaa)	01/15/05	1.875	55,012
185	Freddie Mac Global Notes §	(AAA , Aaa)	09/15/07	3.500	185,127
100	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	99,658
100	Freddie Mac Global Subordinated Notes	(AAA , Aaa)	03/21/11	5.875	106,417
3	Freddie Mac Pool #1B1275 #	(AAA , Aaa)	10/01/33	4.223	3,101
50	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	50,472
119	Ginnie Mae Pool #429679	(AAA , Aaa)	11/15/33	5.500	119,930
260	GNMA TBA	(AAA , Aaa)	08/02/34	5.000	254,638
110	GNMA TBA	(AAA , Aaa)	08/02/34	6.000	113,128
165	GNMA TBA	(AAA , Aaa)	08/02/34	6.500	172,751
64	J.P. Morgan Chase Commercial Mortgage Securites Corp., Series 2004-CB9, Class A1	(AAA , Aaa)	06/12/41	3.475	63,821
100	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4	(AAA , Aaa)	03/15/36	4.367	94,195
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,257,266)					5,283,316

FOREIGN BONDS (3.2%)
Beverages (0.3%)
$35	Diageo Finance BV, Global Company Guaranteed Notes (Netherlands)	(A , A2)	04/01/11	3.875	33,397

Electric (0.2%)
20	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	22,814

Holding Companies-Diversified (0.6%)
55	Pacificorp Australia, Rule 144A, Bonds (Australia) ‡	(AAA , Aaa)	01/15/08	6.150	59,215

Media (0.3%)
25	Thomson Corp., Global Notes (Canada)	(A- , A3)	01/05/12	6.200	26,998

Mining (0.3%)
35	Corporacion Nacional del Cobre - Codelco, Rule 144A, Notes (Chile) ‡	(A , A2)	10/15/13	5.500	35,461

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Oil & Gas (0.6%)
20	EnCana Corp., Yankee Bonds (Canada)	(A- , Baa2)	08/15/34	6.500	20,346
30	Norsk Hydro ASA, Yankee Debentures (Norway)	(A , A2)	06/15/23	7.750	36,146
					56,492

Sovereign (0.6%)
35	United Mexican States, Global Notes (Mexico)	(BBB- , Baa2)	01/14/11	8.375	40,162
20	United Mexican States, Global Notes (Mexico)	(BBB- , Baa2)	04/08/33	7.500	20,020
					60,182

Telecommunications (0.3%)
25	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes (Netherlands)	(BBB+ , Baa2)	06/15/30	8.250	31,146

TOTAL FOREIGN BONDS (Cost $332,606)					325,705

UNITED STATES TREASURY OBLIGATIONS (10.2%)
$ 215	United States Treasury Bonds §	(AAA , Aaa)	02/15/23	7.125	263,913
45	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	46,104
70	United States Treasury Notes §	(AAA , Aaa)	06/30/06	2.750	70,162
85	United States Treasury Notes §	(AAA , Aaa)	05/15/07	3.125	85,292
125	United States Treasury Notes §	(AAA , Aaa)	07/15/09	3.625	124,668
367	United States Treasury Notes §	(AAA , Aaa)	08/15/11	5.000	386,468
45	United States Treasury Notes §	(AAA , Aaa)	05/15/14	4.750	45,979
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,020,973)					1,022,586

Number of Shares

PREFERRED STOCK (0.3%)
Telecommunications (0.3%)
20	Centaur Funding Corp., Series B, Rule 144A ‡ (Cost $23,257)	25,250

Par (000)

SHORT-TERM U.S. TREASURY OBLIGATION (0.2%)
United States Treasury Bills (0.2%)
$25	United States Treasury Bills (Cost $24,921)	(AAA , Aaa)	10/21/04	1.410	24,921

Number of Shares

SHORT-TERM INVESTMENT (21.9%)
2,201,122	State Street Navigator Prime Fund §§ (Cost $2,201,122)	2,201,122

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

SHORT-TERM INVESTMENTS (8.5%)
$500	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	08/20/04	1.299	499,663
361	State Street Bank and Trust Co. Euro Time Deposit		08/02/04	0.750	361,000
TOTAL SHORT-TERM INVESTMENTS (Cost $860,663)					860,663

TOTAL INVESTMENTS AT VALUE (136.8%) (Cost $13,742,810)					13,776,965

LIABILITIES IN EXCESS OF OTHER ASSETS (-36.8%)					(3,707,750)

NET ASSETS (100.0%)					$10,069,215

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5 Year Notes Futures	1	09/21/04	$107,880	$108,219	$338
U.S. Treasury Bonds Futures	4	09/21/04	439,348	438,000	(1,348)
			547,228	546,219	(1,010)
U.S. Treasury 2 Year Notes Futures	(4)	09/30/04	(842,589)	(844,500)	(1,911)

U.S. Treasury 10 Year Notes Futures	(7)	09/30/04	(764,059)	(775,031)	(10,973)
			(1,606,648)	(1,619,531)	(12,884)
			$(1,059,420)	$(1,073,312)	$(13,894)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
British Pound	10/13/2004		£53,500	$95,979	$96,685	$706
British Pound	10/13/2004		£(53,500)	(97,877)	(96,685)	1,192
European Economic Unit	10/13/2004		€(111,000)	(133,571)	(133,412)	159
European Economic Unit	10/13/2004		€273,000	333,912	328,121	(5,791)
European Economic Unit	10/13/2004		€63,000	77,056	75,720	(1,336)
European Economic Unit	10/13/2004		€(63,000)	(76,293)	(75,720)	573
Japanese Yen	10/13/2004		¥14,474,400	133,571	130,406	(3,165)
Japanese Yen	10/13/2004		¥7,800,000	71,596	70,273	(1,323)
Japanese Yen	10/13/2004		¥3,400,000	31,209	30,632	(577)
Japanese Yen	10/13/2004		¥(3,400,000)	(31,599)	(30,632)	967
Swiss Franc	10/13/2004	CHF	123,000	97,930	96,385	(1,545)
Swiss Franc	10/13/2004	CHF	(123,000)	(98,651)	(96,385)	2,266
Swiss Franc	10/13/2004	CHF	(187,000)	(149,982)	(146,537)	3,445
				$253,280	$248,851	$(4,429)

INVESTMENT ABBREVIATIONS

TBA  = To Be Announced

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, these securities amounted to a value of $359,716 or 3.57% of net assets.

#                 Variable rate obligations – The interest rate shown is the rate as of July 31, 2004.

^^            Collateral segregated for TBA securities.

‡‡            Collateral segregated for futures contracts.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $13,742,810, $77,747, $(43,592) and $34,155, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - International Focus Portfolio

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (94.9%)
China (1.1%)
Diversified Telecommunication Services (1.1%)
China Telecom Corporation, Ltd. ADR	21,480	$715,284

TOTAL CHINA		715,284

Finland (1.7%)
Paper & Forest Products (1.7%)
Stora Enso Oyj	79,390	1,103,012

TOTAL FINLAND		1,103,012

France (12.2%)
Automobiles (2.0%)
Renault SA§	16,400	1,294,271

Banks (2.4%)
BNP Paribas SA§	16,383	954,263
Credit Agricole SA*	28,014	661,058
		1,615,321

Diversified Telecommunication Services (1.7%)
France Telecom SA	46,885	1,161,684

Insurance (2.4%)
Axa§	76,710	1,576,500

Media (2.0%)
Lagardere S.C.A.§	22,020	1,340,130

Textiles & Apparel (1.7%)
LVMH Moet Hennessy Louis Vuitton SA§	16,250	1,109,290

TOTAL FRANCE		8,097,196

Germany (7.2%)
Banks (1.3%)
Bayerische Hypo-und Vereinsbank AG*	53,960	870,533

Diversified Financials (1.2%)
Deutsche Boerse AG*	16,170	788,060

Electric Utilities (2.0%)
E.ON AG	18,696	1,330,961

Electrical Equipment (1.7%)
Siemens AG	16,080	1,128,854

Machinery (1.0%)
MAN AG*	18,240	677,028

TOTAL GERMANY		4,795,436

Italy (4.7%)
Banks (2.3%)
SanPaolo IMI SpA§	131,540	1,504,493

	Number of Shares	Value

Oil & Gas (2.4%)
Eni SpA§	76,360	1,572,065

TOTAL ITALY		3,076,558

Japan (16.2%)
Auto Components (0.9%)
Stanley Electric Company, Ltd.	38,400	585,018

Banks (1.0%)
Bank of Yokohama, Ltd.	124,000	673,097

Diversified Financials (2.0%)
Nikko Cordial Corp.	143,000	647,930
ORIX Corp.	6,600	712,969
		1,360,899

Electronic Equipment & Instruments (3.0%)
Omron Corp.	51,100	1,093,477
Rohm Company, Ltd.	8,300	887,677
		1,981,154

Household Products (2.3%)
Uni-Charm Corp.	29,000	1,519,537

Machinery (2.6%)
Komatsu, Ltd.	120,000	707,371
THK Company, Ltd.	61,900	995,243
		1,702,614

Specialty Retail (1.4%)
Yamada Denki Company, Ltd.	26,600	918,846

Trading Companies & Distributors (2.0%)
Sumitomo Corp.	188,000	1,312,314

Wireless Telecommunication Services (1.0%)
NTT DoCoMo, Inc.	399	694,504

TOTAL JAPAN		10,747,983

Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR, Series L§	23,640	844,657

TOTAL MEXICO		844,657

Netherlands (6.0%)
Banks (1.5%)
ABN AMRO Holding NV§	47,460	994,227

Diversified Financials (2.2%)
ING Groep NV	63,300	1,469,330

Food Products (2.3%)
Royal Numico NV*	48,740	1,520,413

TOTAL NETHERLANDS		3,983,970

	Number of Shares	Value

Norway (1.3%)
Banks (1.3%)
DnB Holding ASA§	128,387	880,173

TOTAL NORWAY		880,173

Singapore (2.2%)
Banks (2.2%)
United Overseas Bank, Ltd.	181,205	1,442,690

TOTAL SINGAPORE		1,442,690

South Korea (1.0%)
Semiconductor Equipment & Products (1.0%)
Samsung Electronics Company, Ltd.	1,850	659,641

TOTAL SOUTH KOREA		659,641

Spain (1.5%)
Oil & Gas (1.5%)
Repsol YPF SA§	46,100	979,057

TOTAL SPAIN		979,057

Sweden (3.1%)
Machinery (3.1%)
Sandvik AB	40,875	1,403,532
SKF AB Class B	17,375	660,005

TOTAL SWEDEN		2,063,537

Switzerland (5.9%)
Banks (1.8%)
UBS AG	18,359	1,228,382

Food Products (1.5%)
Nestle SA	3,937	1,006,291

Pharmaceuticals (2.6%)
Novartis AG	37,820	1,692,418

TOTAL SWITZERLAND		3,927,091

Taiwan (2.3%)
Computers & Peripherals (0.8%)
Compal Electronics, Inc.	564,000	562,506

Semiconductor Equipment & Products (1.5%)
Taiwan Semiconductor Manufacturing Company, Ltd.	619,197	781,511
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	28,108	200,126
		981,637

TOTAL TAIWAN		1,544,143

	Number of Shares	Value

United Kingdom (27.2%)
Banks (2.7%)
HSBC Holdings PLC	79,700	1,175,087
Royal Bank of Scotland Group PLC	22,040	619,615
		1,794,702

Commercial Services & Supplies (3.5%)
Capita Group PLC	235,328	1,309,472
Hays PLC	464,640	1,030,808
		2,340,280

Food Products (3.3%)
Cadbury Schweppes PLC	133,206	1,090,633
Unilever PLC	122,840	1,084,502
		2,175,135

Industrial Conglomerates (0.9%)
FKI PLC	289,864	637,795

Metals & Mining (1.2%)
BHP Billiton PLC	84,740	772,018

Multiline Retail (1.5%)
Marks & Spencer Group PLC	158,925	1,002,820

Oil & Gas (5.1%)
BP PLC	169,570	1,591,109
Shell Transportation & Trading Company PLC	249,850	1,810,544
		3,401,653

Pharmaceuticals (4.6%)
AstraZeneca PLC	32,980	1,475,922
GlaxoSmithKline PLC	76,940	1,562,812
		3,038,734

Tobacco (1.9%)
Imperial Tobacco Group PLC	56,760	1,234,454

Transportation Infrastructure (2.5%)
BAA PLC	161,340	1,641,510

TOTAL UNITED KINGDOM		18,039,101

TOTAL COMMON STOCKS (Cost $55,048,603)		62,899,529

SHORT-TERM INVESTMENT (8.4%)
State Street Navigator Prime Fund§§ (Cost $5,605,572)	5,605,572	5,605,572

	Par (000)
SHORT-TERM INVESTMENT (4.9%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $3,222,000)	$3,222	3,222,000

TOTAL INVESTMENTS AT VALUE (108.2%) (Cost $63,876,175)		71,727,101

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.2%)		(5,454,931)

		Value
NET ASSETS (100.0%)		$66,272,170

INVESTMENT ABBREVIATIONS

  ADR = American Depositary Receipt

*                    Non-income producing security.

§                    Security or portion thereof is out on loan.

§§             Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $63,876,175, $9,926,592, $(2,075,666) and $7,850,926, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004

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